Cost of Sales - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Sales [Abstract]
Consumables and materials	$ 78,463	$ 36,760
Labour costs	194,846	103,075
Energy	42,881	25,075
Other costs	27,011	11,275
Production costs	343,201	176,185
Transportation and other selling costs	2,739	2,288
Workers participation costs	15,939	14,245
Environmental duties and royalties	5,835	2,010
Inventory changes	(2,304)	(423)
Other	675	0
Cost of Sales	366,085	194,305
Cost of Sales - Standby Costs	$ 0	$ 10,112